REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Member of
LFS 2020A, LLC

We have performed the procedures enumerated below, which were agreed to by LFS 2020A, LLC and Stifel, Nicolaus & Company, Incorporated (“Stifel”) (collectively the “Specified Parties”) to (a) assist in their evaluation of certain information with respect to attributes of the litigation funding portfolio (“Securitization Data Tape” included in Appendix A); and (b) assist in their recalculation and agreeing of certain information in the Securitization Data Tape to the LFS 2020-Indicative Portfolio & Strats data file (“Data Tables” included in Appendix B) to be included in a Private Placement Memorandum (“PPM”) in connection with a securitization expected to close May 2020.

LFS 2020A LLC’s management is responsible for the Securitization Data Tape. Stifel provided the LFS 2020-Indicative Portfolio & Strats data file to facilitate our performance of procedures 3c, 3d, 6, 7 and 8 discussed below. The sufficiency of these procedures is solely the responsibility of LFS 2020A, LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures and associated findings are as follows:

1.
For the top five litigation funding assets based on dollar value as well as an additional 87 litigation funding assets (3% of the remaining population selected on a random basis), inspect the following documents to verify the existence of the litigation funding asset:

a.
Agree claimant/attorney gross advance amount (net of any partial payments, if any) per Funding Worksheet (if available; if funding package is not available agree using alternative methods – such as reviewing purchase contract or similar legal document) to the gross advance principal amount;

Result: No findings were identified in performing this procedure.

b.
Agree claimant/attorney funded date reported in the Securitization Data Tape to the Nortridge Loan Servicing (“NLS”) system;

Result: No findings were identified in performing this procedure.

c.
Agree advance type by comparing advance type listed in the data tape to the contract and document whether the contract is a plaintiff advance or attorney advance;

Result: No findings were identified in performing this procedure.

d.
Trace amount of gross advance amount reported in the Securitization Data Tape to proof of payment (e.g. check copy, wire confirmation or bank statements);

i.
Agree amount paid to various parties as stated in the Funding Worksheet (if available, otherwise refer to the underlying contract);

Result: No findings were identified in performing this procedure.

e.
Agree the accrued interest balance reported in the Securitization Data Tape to the accrual report from the NLS system;

Result: No findings were identified in performing this procedure.

2.
For the top five litigation funding assets based on dollar value as well as an additional 87 litigation funding assets (3% of the remaining population selected on a random basis), verify accuracy of the reported aging of the Receivables Pool included in the Securitization Data Tape:

a.
Agree the most recent advance date reported in the Securitization Data Tape to the Servicer records by inspecting trial balance report from NLS and determining that the most recent date of funding agrees to the most recent funded date for that Plaintiff ID in the NLS report;

Result: We identified one instance where the most recent advance date reported in the Securitization Data Tape did not agree to the date reported on the trial balance report from NLS. The dates did not agree by one day.

b.
Recalculate months since most recent advance date for each selection and verify Securitization Data Tape information;

Result: No findings were identified in performing this procedure.

c.
Agree the Raw Claim Type as shown in the Securitization Data Tape to the Funding Worksheet or information in the source system (Microsoft CRM);

Result: No findings were identified in performing this procedure.

3.
Using the testing tab of the Securitization Data Tape for (a) and (b), and the unique cases tab of the LFS 2020-Indicative Portfolio & Strats data file for (c) and (d), recalculate amounts reported to determine that:

a.
The aggregate Outstanding Principal NLS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 15% of the Eligible Receivable Balance;

Result: No findings were identified in performing this procedure.

b.
The aggregate Outstanding Principal NLS Balance of all Receivables related to any single Obligor does not exceed 15% of the Eligible Receivable Balance;

Result: No findings were identified in performing this procedure.
c.
The aggregate Outstanding Principal NLS Balance of all Receivables with an Obligor which has a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 35.00% of the aggregate Eligible Receivable Balance;

Result: No findings were identified in performing this procedure.

d.
The aggregate Outstanding Principal NLS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 20.00% of the of the aggregate Eligible Receivable Balance;

Result: No findings were identified in performing this procedure.

4.
Recalculate amounts reported as exclusions in the Summary tab of the Securitization Data Tape to determine that:

a.
The Outstanding Principal NLS Balance related to a single plaintiff (plaintiff ID) does not exceed $750,000 in the securitization tape;

Result: No findings were identified in performing this procedure.

b.
The weighted average age of all Receivables does not exceed six (6) months based on the most recent advance date;

Result: No findings were identified in performing this procedure.

c.
The average Outstanding Principal NLS Balance of all Receivables is less than $30,000;

Result: No findings were identified in performing this procedure.

d.
The oldest advance does not exceed 48 months from the date of the most recent funding date;

Result: No findings were identified in performing this procedure.

5.
Select 50 Advances and agree the Raw Primary Carrier as shown in the Securitization Data Tape to the Funding Worksheet or underlying case file notes from the source system (Microsoft CRM);

Result: No findings were identified in performing this procedure.

6.
Recalculate individual tables and agree them to the tables as shown in the preliminary PPM using the LFS 2020A – Indicative Portfolio & Strats data file provided by Stifel:

a.
Agree deal count total and Principal Advance Amount in the following schedules included in the LFS 2020A – Indicative Portfolio & Strats data file provided by Stifel to Securitization Data Tape;

i. Unique Plaintiffs
ii. Individual Plaintiffs

Result: No findings were identified in performing this procedure.

b.
Recalculate the formulas in the following tables included in the LFS 2020A – Indicative Portfolio & Strats data file provided by Stifel for completeness and accuracy;

i. PPM Bracket Items
ii. Summary
iii. Advance Type
iv. Principal Advanced
v. Injury Type
vi. Obligors
vii. NAIC
viii. Law Firm
ix. Month from Earliest Advance
x. Month from Latest Advance
xi. Case Worth Ratio – Pre-Settlement
xii. Case Worth Ratio – Post-Settlement
xiii. State

Result: No findings were identified in performing this procedure.

7.
Agree the values in the PPM Bracket Items table in the LFS 2020A – Indicative Portfolio & Strats data file provided by Stifel to the corresponding items in the Preliminary PPM;

Result: No findings were identified in performing this procedure.

8.
Agree the following tables in the LFS 2020A – Indicative Portfolio & Strats data file to the corresponding items in Annex A of the Preliminary PPM;

i. Summary
ii. Advance Type
iii. Principal Advanced
iv. Injury Type
v. Obligors
vi. NAIC
vii. Law Firm
viii. Month from Earliest Advance
ix. Month from Latest Advance
x. Case Worth Ratio – Pre-Settlement
xi. Case Worth Ratio – Post-Settlement
xii. State

Result: No findings were identified in performing this procedure.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination  or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Securitization Data Tape (included in Appendix A) or the attributes of the LFS 2020A – Indicative Portfolio & Strats data file (included in Appendix B) to be included in a securitization expected to close May 2020. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
●
Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;
●
Addressing the value of collateral securing any such asset being securitized;
●
Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;
●
Satisfying any criteria for due diligence published by nationally recognized statistical rating organizations;
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;
●
Forming any conclusion; and
●
Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Boca Raton, Florida
May 15, 2020

Appendix A

Securitization Data Tape

[Omitted]

Appendix B

Data Tables

[Omitted]